Acquisitions and Disposals	6 Months Ended
Jun. 30, 2019
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Acquisitions and Disposals

7 ACQUISITIONS AND DISPOSALS

Total consideration for acquisitions completed in the first half of 2019 is €654 million (acquisitions completed in the first half of 2018: €1,078 million). The main acquisition in the first half of 2019 was Olly Nutrition, a premium supplements business in the US.